Capital Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
CAPITAL STOCK
CAPITAL STOCK
At December 31, 2016, there were 300,000,000 shares of common stock and 30,000,000 shares of serial preferred stock authorized for issuance. Of the authorized serial preferred stock, 3,000,000 shares are designated as cumulative redeemable serial preferred and 1,000,000 shares are designated as convertible serial preferred stock. See Note 11. Under the amended and restated 2006 Equity and Performance Incentive Plan (2006 Employee Plan), 19,200,000 common shares may be issued or transferred. See Note 12. An aggregate of 7,720,815, 8,824,943 and 10,304,816 shares of common stock at December 31, 2016, 2015 and 2014, respectively, were reserved for the exercise and future grants of option rights and future grants of restricted stock and restricted stock units. See Note 12. Common shares outstanding shown in the following table included 488,714, 487,900 and 487,075 shares of common stock held in a revocable trust at December 31, 2016, 2015 and 2014, respectively. The revocable trust is used to accumulate assets for the purpose of funding the ultimate obligation of certain non-qualified benefit plans. Transactions between the Company and the trust are accounted for in accordance with the Deferred Compensation – Rabbi Trusts Subtopic of the Compensation Topic of the ASC, which requires the assets held by the trust be consolidated with the Company’s accounts.

	Common Shares in Treasury	Common Shares Outstanding
Balance at January 1, 2014	12,772,498	100,129,380
Shares tendered as payment for option rights exercised	7,229	(7,229)
Shares issued for exercise of option rights		1,423,395
Shares tendered in connection with grants of restricted stock	108,352	(108,352)
Net shares issued for grants of restricted stock		191,979
Treasury stock purchased	6,925,000	(6,925,000)
Balance at December 31, 2014	19,813,079	94,704,173
Shares tendered as payment for option rights exercised	14,542	(14,542)
Shares issued for exercise of option rights		1,133,050
Shares tendered in connection with grants of restricted stock	111,433	(111,433)
Net shares issued for grants of restricted stock		110,277
Treasury stock purchased	3,575,000	(3,575,000)
Balance at December 31, 2015	23,514,054	92,246,525
Shares tendered as payment for option rights exercised	3,441	(3,441)
Shares issued for exercise of option rights		733,876
Shares tendered in connection with grants of restricted stock	59,916	(59,916)
Net shares issued for grants of restricted stock		95,987
Balance at December 31, 2016	23,577,411	93,013,031